UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _______

 __________________________________________
(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

_______________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

   Pavillion Consumer 2025-1 PLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001757144

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Joana Seara da Costa, +44 (0) 2077 731 577
Name and telephone number, including area code,
of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Attached as Exhibit 99.1 hereto is a Independent Accountant’s Report on Applying Asset Agreed Upon Procedures dated October 17, 2025, of Deloitte LLP, with respect to certain agreed-upon procedures performed by Deloitte LLP.

Exhibit No.	Description

Exhibit 99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures dated October 17, 2025, Deloitte LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 22, 2025
BARCLAYS BANK PLC
(Underwriter)

By:	/s/ Joana Seara da Costa
	Name:	Joana Seara da Costa
	Title:	Director